CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 244,044	$ 101,953	$ 13,139
Accounts Receivable	238,604	97,245	39,711
Inventories	315,620	122,175	145,209
Prepaid Expense and other assets	148,950	60,588	27,409
Total Current Assets	947,218	381,961	225,468
Fixed Assets, net	216,946	158,110	3,521
Intangibles, net	72,701	53,355	140,588
Total Assets	1,236,865	593,426	369,577
Current Liabilities:
Current portion of convertible debt, net of discounts of $0 and $21,138 (See Note 6)		0	1,081,187
Accounts payable	1,577,818	1,062,108	733,595
Accrued expenses	2,089,885	2,057,957	1,599,519
Short-term note payable net of discounts of $353,583 and $0(See Note 4)	1,169,677	280,000	0
Deferred Revenue	5,000	69,000	0
Total Current Liabilities	4,842,380	3,469,065	3,414,301
Long-term debt and convertible debt, net of discounts of $0 and $0 (See Note 6)		0	89,300
Accrued Expenses	229,318	331,216	0
Liability for equity-linked financial instruments (See Note 8)	0	11,599	169,179
Total Liabilities	5,071,698	3,811,880	3,672,780
Commitments and Contingencies
Stockholders' Deficit:
Series A Convertible Preferred Stock, $.01 par value, $100 Stated Value, 40,000 authorized, 20,550 outstanding	206	0
Common stock, $.01 par value, 10,666,667 authorized, 2,999,386 and 2,932,501 outstanding	29,993	29,325	13,900
Additional paid-in capital	29,380,273	25,449,636	15,974,008
Deficit accumulated during development stage	(33,245,305)	(28,697,415)	(19,291,111)
Total Stockholders' Deficit	(3,834,833)	(3,218,453)	(3,303,203)
Total Liabilities and Stockholders’ Deficit	$ 1,236,865	$ 593,426	$ 369,577